UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cobalt Capital Management, Inc.
Address: 237 Park Avenue, Suite 801
         New York, New York 10017


Form 13F File Number: 28-4967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wayne Cooperman
Title:   President
Phone:   (212) 808-3756

Signature, Place, and Date of Signing:


/s/ Wayne Cooperman     New York, New York     May 15, 2001
[Signature]             [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         None































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




                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     95

Form 13F Information Table Value Total:     $345,980
                                            [thousands]

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-[                ]    Wayne Cooperman

         [Repeat as necessary.]

         None



















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




                                                 COBALT CAPITAL MANAGEMENT, INC.
                                                      AS OF March 31, 2001

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   AS DEFINED   SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

APW Ltd                Common    G04397108   2,417,844   281,800   X                              1          X
PXRE Group Ltd         Common    G73018106     164,000    10,000   X                              1          X
Transocean Sedco
  Forex Inc            Common    G90078109   2,739,720    63,200   X                              1          X
Abitibi Consolidated
  Inc                  Common    003924107     157,800    20,000   X                              1          X
Adelphia Business
  Solutions Inc        Common    006848107      59,375    12,500   X                              1          X
Adelphia
  Communications Corp  Common    006848105   3,997,350    98,700   X                              1          X
Advanta Corp -
  Class B              Common    007942204  11,598,788   847,400   X                              1                        X
Allied Waste
 Industries Inc        Common    019589308   7,771,008   495,600   X                              1          X
American General Corp  Common    026351106   1,530,000    40,000   X                              1          X
Amerisource Health
  Corp                 Common    03071P102   4,905,000   100,000   X                              1          X
Amphenol Corp          Common    032095101   3,219,300   102,200   X                              1          X
Apria Healthcare
  Group                Common    037933108  29,589,066 1,223,700   X                              1          X
Arch Coal Inc          Common    039380100  12,294,798   410,100   X                              1          X
Artesyn Technologies
  Inc                  Common    043127109     444,394    41,100   X                              1          X
Atlas Pipeline
  Partners, LP         Common    049392103     793,800    32,400   X                              1          X
Bally's Total Fitness
  Hldgs                Common    05873K108   1,198,615    40,700   X                              1          X
Baycorp Holdings Ltd   Common    072728108   1,220,000   152,500   X                              1          X
Bebe Stores Inc        Common    075571109     276,563    12,500   X                              1          X
Bergen Brunswig Corp   Common    083739102   2,773,860   167,100   X                              1          X
Cabletron Systems Inc  Common    126920107   1,290,000   100,000   X                              1          X



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


Cacheflow Inc          Common    126946102      44,375    10,000   X                              1          X
Chesapeake Energy
  Corp                 Common    165167107   6,275,535   709,100   X                              1          X
Conseco Financing
  Trust                Preferred 20846F201     560,700    25,200   X                              1                        X
Conseco Inc            Common    208464107     644,000    40,000   X                              1          X
Constellation Energy
  Group Inc            Common    210371100     441,000    10,000   X                              1          X
Covanta Energy         Common    22281N103   4,480,560   266,700   X                              1          X
Cree Inc               Common    225447101     598,800    40,000   X                              1          X
Crestline Capital
  Corp                 Common    226153104     352,950    13,000   X                              1          X
DDI Corp               Common    233162106     675,000    40,000   X                              1          X
DTE Energy Co          Common    233331107     823,860    20,700   X                              1          X
Dean Foods Co          Common    242361103     677,200    20,000   X                              1          X
Devon Energy Corp      Common    25179M103   5,820,000   100,300   X                              1          X
Dupont Photomasks Inc  Common    26613X101   1,404,129    32,000   X                              1          X
EGL Inc                Common    269894101     243,751    10,000   X                              1          X
EIX Trust II           Preferred 26853P206   1,807,125   118,500   X                              1                        X
Energizer Holdings
  Inc                  Common    29266R108     500,000    20,000   X                              1          X
Exelon Corp            Common    30161N101   1,968,000    30,000   X                              1          X
FMC Corp               Common    302491303   1,472,800    20,000   X                              1          X
Fog Cutter Capital
  Grp Inc              Common    34416Q109     634,375   290,000   X                              1          X
Freeport McMoran
  Copper & Gold Inc    Common    35671D857   2,467,755   189,100   X                              1          X
Fuelcell Energy Inc    Common    35952H106     757,500    15,000   X                              1          X
Galileo Intl Inc       Common    363547100  22,495,680 1,027,200   X                              1          X
Gemstar TV Guide Intl  Common    36866W106     287,500    10,000   X                              1          X
Goldman Sachs
  Group Inc            Common    38141G104     851,000    10,000   X                              1          X
John Hancock Bank
  & Thrift             Common    409735109     447,440    56,000   X                              1          X
Global Telesystems
  Inc                  Common    37936U104   2,009,136 2,643,600   X                              1          X
Hercules Inc           Common    427056106   5,499,966   423,400   X                              1          X
IMS Health Inc         Common    449934108     622,500    25,000   X                              1          X
Internet Security
  Systems Inc          Common    46060X107     642,946    23,500   X                              1          X
IT Group Inc           Common    465266104     148,500    33,000   X                              1          X
Kemet Corp             Common    488360108     338,800    20,000   X                              1          X
KPMG Consulting Inc    Common    48265R109     845,000    65,000   X                              1          X
LNR Property Corp      Common    501940100  45,237,783 1,595,689   X                              1          X
Magellan Health
  Services Inc         Common    559079108     377,400    40,800   X                              1          X
Massey Energy Corp     Common    576206106  17,220,008   719,900   X                              1          X
NRG Energy Inc         Common    629377102   1,011,920    27,800   X                              1          X



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


Nasdaq 100 Trust       Common    631100104   2,349,000    60,000   X                              1          X
Newhall Land &
  Farming Corp         Common    651426108   2,797,350   109,700   X                              1          X
Nextell
  Communications Inc   Common    65332V103     862,500    60,000   X                              1          X
NVIDIA Corp            Common    67066G104     649,218    10,000   X                              1          X
Oxford Health
  Plans Inc            Common    691471106  29,834,275 1,115,300   X                              1          X
Panera Bread Co        Common    69840W108     716,900    26,800   X                              1          X
Professional
  Detailing Inc        Common    74312N107     740,812    12,000   X                              1          X
Providian Financial
  Corp                 Common    74406A102   1,471,500    30,000   X                              1          X
Quest Diagnostic Inc   Common    74834L100   9,517,977   107,100   X                              1          X
RAIT Investment Trust  Common    749227104   1,654,800   120,000   X                              1          X
Resource America Inc   Common    761195205  15,888,626 1,495,400   X                              1          X
Ryder Systems Inc      Common    783549108   3,168,039   176,100   X                              1          X
Ryland Group Inc       Common    783764103  15,164,100   365,400   X                              1          X
Sawtek Inc             Common    805468105     356,250    20,000   X                              1          X
Sepracor Inc           Common    817315104     320,000    10,000   X                              1          X
Sprint Corp            Common    852061100   1,319,400    60,000   X                              1          X
Starbucks Corp         Common    855244109   1,697,501    40,000   X                              1          X
Starwood Hotels
  & Resorts            Common    85590A203     510,150    15,000   X                              1          X
Talisman Energy Inc    Common    87425E103     370,464    10,200   X                              1          X
Tenet Healthcare Corp  Common    88033G100   3,520,000    80,000   X                              1          X
TheStreet.com Inc      Common    88368Q103      46,875    15,000   X                              1          X
3Com Corp              Common    885535104     571,875   100,000   X                              1          X
Triad Hospital Inc     Common    89579K109   2,262,825    80,100   X                              1          X
Tubos De Acero
  De Mexico SA ADR     Common    898592506   2,359,725   215,500   X                              1          X
US Bancorp             Common    902973304   3,166,800   136,500   X                              1          X
US Oncology Inc        Common    90338W103     162,500    20,000   X                              1          X
US Industries Inc      Common    912080108   1,343,200   230,000   X                              1          X
United Stationers Inc  Common    913004107     242,500    10,000   X                              1          X
UnitedGlobalCom        Common    913247508     136,501    10,400   X                              1          X
Unocal Corp            Common    915289102     691,400    20,000   X                              1          X
Valero Energy Corp     Common    91913Y100   8,630,050   243,100   X                              1          X
Ventas Inc             Common    92276F100     340,000    40,000   X                              1          X
Vintage Petroleum Inc  Common    927460105   4,458,685   219,100   X                              1          X
Visteon Corp           Common    92839U107     150,400    10,000   X                              1          X
Washington Mutual Inc  Common    939322103   5,644,725   103,100   X                              1          X
Worldcom Inc           Common    98157D106     373,751    20,000   X                              1          X
Walter Industries Inc  Common    93317Q105   2,193,000   255,000   X                              1          X
Yahoo Inc              Common    984332106     472,500    30,000   X                              1          X
Zoll Medical Corp      Common    989922109     697,500    20,000   X                              1          X




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